Convertible Notes Payable (Details) - Schedule of Convertible Promissory Notes - USD ($)	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022
Dominion [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Promissory Notes [Line Items]
Principal, Balance at Ending		$ 833,334
Debt Discount, Balance at Ending
Net, Balance at Ending		833,334
Principal, Impact of conversion	(833,334)
Debt Discount, Impact of conversion
Net, Impact of conversion	(833,334)
Kingsbrook [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Promissory Notes [Line Items]
Principal, Balance at Ending		101,000
Debt Discount, Balance at Ending
Net, Balance at Ending		101,000
Principal, Impact of conversion	(101,000)
Debt Discount, Impact of conversion
Net, Impact of conversion	(101,000)
Alpha [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Promissory Notes [Line Items]
Principal, Balance at Ending		616,111
Debt Discount, Balance at Ending
Net, Balance at Ending		$ 616,111
Principal, Impact of extinguishment	(316,111)
Debt Discount, Impact of extinguishment
Net, Impact of extinguishment	(316,111)
Principal, Impact of conversion	(300,000)
Debt Discount, Impact of conversion
Net, Impact of conversion	$ (300,000)